REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
REVENUE INFORMATION
Schedule of net revenues

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Electric scooter sales	3,252,988,512	2,853,895,423	2,358,658,368
Accessory and spare parts sales	397,088,122	242,296,734	197,634,073
Service revenues	54,460,785	72,405,177	95,465,205
Revenues	3,704,537,419	3,168,597,334	2,651,757,646

Schedule of the group's revenue based on geographic areas

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
PRC	3,158,966,932	2,583,843,616	2,247,593,239
Europe	430,201,301	343,157,877	151,521,237
Others	115,369,186	241,595,841	252,643,170
Revenues	3,704,537,419	3,168,597,334	2,651,757,646